Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Document Period End Date	Jul. 31, 2024
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Shareholder Report [Line Items]
Fund Name	FolioBeyond Alternative Income and Interest Rate Hedge ETF
Class Name	FolioBeyond Alternative Income and Interest Rate Hedge ETF
Trading Symbol	RISR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FolioBeyond Alternative Income and Interest Rate Hedge ETF (the "Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etfs.foliobeyond.com. You can also request this information by contacting us at (866) 497-4963 or by writing the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 497-4963
Additional Information Website	www.etfs.foliobeyond.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FolioBeyond Alternative Income and Interest Rate Hedge ETF	$121	1.22%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended July 31, 2024, the Fund produced a total return after fees and expenses of 14.38% (NAV). This compares to a total return for the Bloomberg US Aggregate Bond Index (the “Agg”) of 5.10% over the same period. The Agg is a broad-based index intended to capture the performance of the investment grade, US-dollar denominated, fixed rate taxable bond market.The Fund outperformance relative to the index was driven by several factors, including a general trend towards higher interest rates over the period, market volatility, interest income received on the Fund’s investments, and general trends in mortgage rates relative to risk-free rates.

What Factors Influenced Performance

The Fund principally holds mortgage-backed interest-only securities (“MBS IOs”). MBS IOs, receive the interest payments from a pool of mortgage loans, but do not receive any of the principal from those loans. As interest rates rise, the incentive for borrowers to prepay their mortgage tends to decrease. When prepayments decrease, the mortgage loans remain outstanding longer than they would otherwise. When this happens, the MBS IOs held by the Fund remain outstanding for longer, which tends to increase their value. Since interest rates generally trended higher during the period, the value of the Fund’s MBS IOs increased.Mortgage rates generally are set above risk-free rates, such as those on U.S. Treasury securities, and this difference (“spread”) varies over time. During the period, the spread on mortgage rates over risk-free rates generally increased, which further depressed prepayment speeds.During the period under discussion, interest rates had periods of sustained decline as well as periods of sustained increase. The Fund’s portfolio managers were able to construct a portfolio of MBS IOs that tended to increase in value when interest rates rose more than they declined in value when interest rates fell by a similar amount. This further contributed to the Fund’s outperformance as compared to the index.Finally, the Fund’s investments generated a significant amount of current income, much of which was paid out in the form of dividends on the Fund’s shares. For the 12 months ended July 31, 2024, each Fund share received cumulative dividends of $2.49 as compared to an average share price of $33.65 over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended July 31, 2024	1 Year	Since Inception (9/30/2021)
FolioBeyond Alternative Income and Interest Rate Hedge ETF (NAV)	14.38%	18.42%
FolioBeyond Alternative Income and Interest Rate Hedge ETF (MKT)	14.32%	18.49%
Bloomberg US Aggregate Bond Index	5.10%	-2.42%
ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index	-4.29%	3.10%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 57,439,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 608,047
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$57,439
Number of Holdings	57
Total Advisory Fee Paid	$608,047
Annual Portfolio Turnover	31%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Issuers	(% of net assets)
Government National Mortgage Association	46.9
Federal Home Loan Mortgage Corporation REMICS	31.1
Federal National Mortgage Association REMICS	11.2
Federal Home Loan Mortgage Corporation Strips	0.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.